Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies (Tables) [Abstract]
Future minimum lease payments due under operating and capital leases

At December 31, 2011, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2012	$6,166	$7,622
2013	6,442	73,003
2014	6,502	660
2015	6,016	8,425
2016	6,002	0
Thereafter	325,336	0
Totals	$356,464	$89,710

(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $345,815,000 and accumulated depreciation of $7,024,000 recorded in real property.